                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05987

              Morgan Stanley New York Municipal Money Market Trust
               (Exact name of registrant as specified in charter)

     522 Fifth Avenue, New York, New York 10036
      (Address of principal executive offices)              (Zip code)

                               Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: December 31, 2008

Date of reporting period: June 30, 2008

INVESTMENT MANAGEMENT                                        [MORGAN STANLEY LOGO]



Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley New York Municipal Money Market Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF AN INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
FOR THE SIX MONTHS ENDED JUNE 30, 2008


MARKET CONDITIONS

The turmoil arising from the subprime mortgage sector that surfaced during the latter half of 2007 continued through the first half of 2008. A weaker national economy and worsening financial sector woes negatively affected the New York state economy as well. The effects of the widening crisis were felt by the full range of financial institutions and the functioning of the credit markets continued to be impaired. On a national level, the declining housing market contributed to increasing pressure on state and local government budgets.

Money market funds continued to witness steady cash inflows spurred in large part by investor flight from other markets. At the same time, money fund managers were faced with the need to reinvest proceeds from the sale of securities backed by monoline insurers that no longer met credit quality thresholds. As a result, the market struggled with excess demand that could not be met by available supply. The SIFMA Index, the benchmark for weekly variable-rate securities, moved from a yield of 3.42 percent at the end of December to
1.55 percent at the end of June, reflecting strong demand for the securities. Similarly, the Bond Buyer One Year Note Index fell 122 basis points from 2.91 percent to 1.69 percent over the course of the first half of the year.

PERFORMANCE ANALYSIS

As of June 30, 2008, Morgan Stanley New York Municipal Money Market Trust had net assets of approximately $580 million and an average portfolio maturity of 27 days. For the seven-day period ended June 30, 2008, the Fund's Class R shares provided an effective annualized yield of 0.92 percent and a current yield of
0.92 percent, while its 30-day moving average yield for June was 0.96 percent. For the 6-month period ended June 30, 2008, the Fund's Class R shares provided a total return of 0.81 percent.
Past performance is no guarantee of future results.

For the seven-day period ended June 30, 2008, the Fund's AA Sweep Class ("Class S") shares provided an effective annualized yield of 0.92 percent and a current yield of 0.92 percent, while its 30-day moving average yield for June was 0.96 percent. For the 6-month period ended June 30, 2008, the Fund's Class S shares provided a total return of 0.81 percent.
Past performance is no guarantee of future results.

Given the unsettling events and uncertain market conditions during the reporting period, daily and weekly variable-rate securities remained the dominant investments in the Fund's portfolio. In the latter months of the period, however, prospects for declining short-term interest rates led us to seek opportunities to lock in attractive yields through investments in longer-term fixed-rate instruments. We selectively added to holdings in notes in the six-to-12 month range and commercial paper in the 30-to-90 day range.

Growing evidence of a softening economy called for a strong focus on credit review and analysis. We continued to maintain our ongoing efforts to protect the stability and liquidity of the Fund's assets, taking additional steps to reduce or eliminate exposure to institutions under stress. Over the past three quarters, we have identified and eliminated any securities enhanced by the troubled monoline insurers that do not have the benefit of additional guarantees or protection, such as the presence of an irrevocable

Letter of Credit. Additionally, the Fund did not have any exposure to auction rate securities. We will also continue to monitor the implications of the slowing economy on municipal government balance sheets.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION AS OF
06/30/08
Variable Rate Municipal
  Obligations                      90.8%
Municipal Notes and Bonds           7.0
Tax- Exempt Commercial Paper        2.2




MATURITY SCHEDULE AS OF 06/30/08
  1-30 Days                        90.8%
 31-60 Days                         4.7
 61-90 Days                         0.5
 91-120 Days                        0.7
 121+ Days                          3.3



Subject to change daily. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned above. Portfolio composition and maturity schedule are as a percentage of total investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.


INVESTMENT STRATEGY

THE FUND WILL INVEST IN HIGH QUALITY, SHORT-TERM SECURITIES THAT ARE NORMALLY MUNICIPAL OBLIGATIONS THAT PAY INTEREST EXEMPT FROM FEDERAL AND NEW YORK INCOME TAXES. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY

THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 869-NEWS, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

EXPENSE EXAMPLE



As a shareholder of the Fund, you incur ongoing costs, including advisory fees; distribution and shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/08 - 06/30/08.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                    BEGINNING          ENDING        EXPENSES PAID
                                                  ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD @
                                                  -------------    -------------    ---------------
                                                                                       01/01/08-
                                                     01/01/08         06/30/08          06/30/08
                                                  -------------    -------------    ---------------
CLASS R
Actual (0.81% return).........................      $1,000.00        $1,008.10           $3.00
Hypothetical (5% annual return before
  expenses)...................................      $1,000.00        $1,021.88           $3.02
CLASS S
Actual (0.81% return).........................      $1,000.00        $1,008.10           $3.00
Hypothetical (5% annual return before
  expenses)...................................      $1,000.00        $1,021.88           $3.02



---------
 @ Expenses are equal to the Fund's annualized expense ratios of 0.60% and 0.60% for Class R and Class S shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 0.64% and 0.64% for Class R and Class S shares, respectively.

INVESTMENT ADVISORY AGREEMENT APPROVAL



NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended December 31, 2007, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund's performance was competitive with that of its performance peer group.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES

The Board noted that the Adviser did not manage any other proprietary funds with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the advisory and administrative fee (together, the "management fee") rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF THE ADVISER AND AFFILIATES

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley New York Municipal Money Market Trust
PORTFOLIO OF INVESTMENTS  - JUNE 30, 2008 (UNAUDITED)


PRINCIPAL
AMOUNT IN                                                 COUPON     DEMAND
THOUSANDS                                                RATE (A)   DATE (B)       VALUE
-------------------------------------------------------------------------------------------
           New York Tax-Exempt Short-Term Variable Rate Municipal Obligations (90.8%)
           Austin Trust,
 $13,425     Metropolitan Transportation Authority
             Dedicated Tax Ser 2006 A   Custody
             Receipts Ser 2008-3004X (MBIA Insd) .....     1.90%    07/08/08   $ 13,425,000
   5,480     New York State Environmental Facilities
             Corp Ser 2002 B Custody   Receipts Ser
             2008-3051X...............................     1.57     07/08/08      5,480,000
   2,000   Dutchess County Industrial Development
             Agency, Marist College Ser 2000 A........     1.25     07/08/08      2,000,000
   7,670   Erie County Industrial Development Agency,
             School Facilities Ser 2003 PUTTERs Ser
             2936Z (FSA Insd).........................     1.61     07/08/08      7,670,000
           Long Island Power Authority,
   8,400     Electric System Subser 1B................     1.65     07/01/08      8,400,000
  10,500     Electric System Ser 2 Subser 2B..........     1.70     07/01/08     10,500,000
           Metropolitan Transportation Authority,
   4,345     Ser 2002 A PUTTERs Ser 2911Z (FSA Insd)..     1.61     07/08/08      4,345,000
  10,400     Ser 2002 Subser D-1 (FSA Insd)...........     1.40     07/08/08     10,400,000
  15,815     Ser 2005 G Subser G-1....................     2.38     07/01/08     15,815,000
   2,170   Nassau County, Ser 2007 B..................     1.05     07/08/08      2,170,000
           Nassau County Interim Finance Authority,
   8,300     Sales Tax Ser 2002 A (FSA Insd)..........     1.50     07/08/08      8,300,000
   1,860     Sales Tax Ser 2002 B (FSA Insd)..........     1.70     07/08/08      1,860,000
  24,000     Sales Tax Ser 2008 B.....................     1.30     07/08/08     24,000,000
           New York City,
     200     Fiscal 2004 Subser A-5...................     1.40     07/08/08        200,000
  26,275     Fiscal 2006 Subser I-4...................     1.34     07/08/08     26,275,000
   7,700     Fiscal 2008 Subser D-4...................     1.47     07/08/08      7,700,000
   5,000     Fiscal 2008 Subser J-6...................     2.10     07/01/08      5,000,000
   1,100   New York City Cultural Resources Trust,
             Alvin Ailey Dance Foundation Ser 2003....     1.41     07/08/08      1,100,000
           New York City Industrial Development
             Agency,
   2,300     123 Washington LLC Ser 2007..............     1.35     07/08/08      2,300,000
   1,775     Auditory & Oral School Ser 2006..........     1.60     07/08/08      1,775,000
   2,900     Brooklyn United Methodist Church Home
             Civic Facility Ser 2000..................     1.25     07/08/08      2,900,000
   1,800     FC Hanson Office Associates LLC Ser
             2004.....................................     1.25     07/08/08      1,800,000
   2,000     Jewish Board of Family & Children's
             Services Ser 2000........................     1.54     07/08/08      2,000,000
   7,000     New York Stock Exchange Ser 2003 B.......     1.45     07/08/08      7,000,000
  24,800     One Bryant Park LLC Ser 2004 A...........     1.55     07/08/08     24,800,000
           New York City Housing Development
             Corporation,
  10,300     Beekman Tower Ser 2008 A.................     1.35     07/08/08     10,300,000
   5,900     Multi Family Crest Ser 2005 A............     1.40     07/08/08      5,900,000
           New York City Municipal Water Finance
             Authority,
   1,400     Fiscal 2001 Sub-Ser F-2..................     1.34     07/08/08      1,400,000


                        See Notes to Financial Statements

Morgan Stanley New York Municipal Money Market Trust
PORTFOLIO OF INVESTMENTS  - JUNE 30, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                 COUPON     DEMAND
THOUSANDS                                                RATE (A)   DATE (B)       VALUE
-------------------------------------------------------------------------------------------
 $ 6,100     Water & Sewer System Fiscal 2005 Ser D
             PUTTERs Ser 2656.........................     1.58%    07/08/08   $  6,100,000
           New York City Transitional Finance
             Authority,
     500     Future Tax Fiscal 2007 Ser A Subser A3...     1.15     07/08/08        500,000
   7,280     Recovery Fiscal 2003 Ser 3 Subser 3 C &
             D........................................     1.50     07/08/08      7,280,000
     700     Recovery Fiscal 2003 Ser 3 Subser 3 E....     1.60     07/01/08        700,000
  24,040     Recovery Fiscal 2003 Ser 3 Subser 3 F....     1.65     07/01/08     24,040,000
           New York State Dormitory Authority,
  15,700     Fordham University Ser 2008 A-1 & A-2....     1.15     07/08/08     15,700,000
   4,000     Ithaca College Ser 2008..................     1.51     07/08/08      4,000,000
   4,760     Kaleida Health FHA-Insd Mortgage Ser 2006
             PUTTERs   Ser 2846.......................     1.60     07/08/08      4,760,000
   8,900     Mental Health Services Facilities Ser
             2003D-2F.................................     1.40     07/08/08      8,900,000
   4,700     Mental Health Services Facilities Ser
             2005 D-1 ROCs II-R
               Ser 6053 (FSA Insd)....................     1.59     07/08/08      4,700,000
   8,000     New York City Court Facilities Ser 2005
             B........................................     1.30     07/08/08      8,000,000
   2,000     Park Ridge Hospital Ser 2005.............     1.54     07/08/08      2,000,000
     450     The Metropolitan Museum of Art Ser A.....     1.20     07/08/08        450,000
     205     The New York Public Library Ser 1999 A
             (MBIA Insd)..............................     6.50     07/08/08        205,000
             New York State Environmental Facilities
             Corporation,
   3,745     Clean Water & Drinking Ser 2008 A PUTTERs
             Ser 2870.................................     1.58     07/08/08      3,745,000
   3,495     Clean Water & Drinking Ser 2008 B PUTTERs
             Ser 2900.................................     1.58     07/08/08      3,495,000
           New York State Housing Finance Agency,
  26,100     88 Leonard Street Housing Ser 2005 A.....     1.50     07/08/08     26,100,000
           New York State Local Government Assistance
             Corporation,
   6,005     Ser 1993 E PUTTERs Ser 2792 (FSA Insd)...     1.58     07/08/08      6,005,000
   6,895     Ser 1994 B...............................     1.80     07/08/08      6,895,000
   5,000     Ser 1995 E...............................     1.40     07/08/08      5,000,000
   5,430     Ser 1995 F...............................     1.55     07/08/08      5,430,000
   4,260   New York State Thruway Authority, Personal
             Income Tax Ser 2007 ROCs II-R Ser 8083...     1.54     07/08/08      4,260,000
           New York State Urban Development
             Corporation,
   3,920     Personal Income Tax Ser B PUTTERs Ser
             2887.....................................     1.58     07/08/08      3,920,000
  26,800     Service Contract Ser 2008-A-1 & 2008-A-
             5........................................     1.45     07/08/08     26,800,000
   5,000   Niagara County Industrial Development
             Agency, Civic Facility Student Housing
             Village Corp Ser 2007 A .................     1.51     07/08/08      5,000,000
   8,470   Oneida County Industrial Development
             Agency, Mohawk Valley Community College
             Dormitory Corporation Ser 2004 A.........     1.60     07/08/08      8,470,000
   1,000   Onondaga County Industrial Development
             Agency, Crouse Health Hospital Ser 2007
             A........................................     1.59     07/08/08      1,000,000
           Ontario County Industrial Development
             Agency,
   1,025     CHF-Finger Lakes LLC Civic Facility Ser
             2006 A...................................     1.51     07/08/08      1,025,000
   3,000     Frederick Ferris Thompson Hospital Civic
             Facility Ser 2003 B......................     1.54     07/08/08      3,000,000


                        See Notes to Financial Statements

Morgan Stanley New York Municipal Money Market Trust
PORTFOLIO OF INVESTMENTS  - JUNE 30, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                 COUPON     DEMAND
THOUSANDS                                                RATE (A)   DATE (B)       VALUE
-------------------------------------------------------------------------------------------
           Port Authority of New York & New Jersey,
 $ 4,900     Cons 148th Ser ROCs II-R Ser 11429 (FSA
             Insd)....................................     1.59%    07/08/08   $  4,900,000
   7,000     Versatile Structure Ser 5................     1.80     07/01/08      7,000,000
   2,000   St Lawrence County Industrial Development
             Agency, Claxton-Hepburn Medical Center
             Ser 2006.................................     1.59     07/08/08      2,000,000
  10,500   Suffolk County Industrial Development
             Agency, St Anthony's High School Civic
             Facility Ser 2006........................     1.42     07/08/08     10,500,000
           Tompkins County Industrial Development
             Agency,
  18,225     Tompkins Cortland Community College
             Foundation Inc   Ser 2001 A & 2008.......     1.63     07/08/08     18,225,000
           Triborough Bridge & Tunnel Authority,
   3,700     Ser 2002 F...............................     1.41     07/08/08      3,700,000
   1,200     Ser 2003 B...............................     1.44     07/08/08      1,200,000
   1,200     Ser 2005 B-2.............................     1.41     07/08/08      1,200,000
   6,100     Ser 2005 B-3.............................     1.34     07/08/08      6,100,000
   7,775     Ser 2005 B-4.............................     1.60     07/08/08      7,775,000
   9,990     Ser 2007 PUTTERs Ser 2793 (FSA Insd).....     1.61     07/08/08      9,990,000
           Troy Industrial Development Authority,
  14,500     Rensselaer Polytechnic Institute Ser 2002
             C........................................     1.27     07/08/08     14,500,000
   7,900     Rensselaer Polytechnic Institute Ser 2008
             B........................................     1.30     07/08/08      7,900,000
  19,700     Ulster County Industrial Development
             Agency, Kingston Regional
               Senior Living Corp - Woodland Pond at
             New Paltz Ser 2007 C.....................     1.42     07/08/08     19,700,000
                                                                               ------------
           Total New York Tax-Exempt Short-Term Variable Rate Municipal
           Obligations (Cost $526,985,000)..................................    526,985,000
                                                                               ------------




                                                                                          YIELD TO
                                                                                          MATURITY
                                                                     COUPON   MATURITY   ON DATE OF
                                                                      RATE      DATE      PURCHASE
                                                                     ------   --------   ----------

           New York Tax-Exempt Commercial Paper (2.3%)
  10,000   New York City Municipal Water Finance Authority, Ser
             6....................................................    1.70%   08/06/08        1.70%     10,000,000
   3,040   Port Authority of New York & New Jersey, Ser B.........    1.50    09/09/08        1.50       3,040,000
                                                                                                      ------------
           Total New York Tax-Exempt Commercial Paper (Cost $13,040,000)...........................     13,040,000
                                                                                                      ------------

           New York Tax-Exempt Short-Term Municipal Notes and Bonds (7.0%)
   5,000   Genesee Valley Board of Cooperative Educational
             Services, Ser 2008 RANs,dtd 06/30/08.................    2.75    06/30/09        2.30       5,021,890
  12,000   Hartford Central School District, Ser 2008 BANs, dtd
             06/20/08.............................................    2.75    06/19/09        2.10      12,073,781


                        See Notes to Financial Statements

Morgan Stanley New York Municipal Money Market Trust
PORTFOLIO OF INVESTMENTS  - JUNE 30, 2008 (UNAUDITED) continued

                                                                                          YIELD TO
PRINCIPAL                                                                                 MATURITY
AMOUNT IN                                                            COUPON   MATURITY   ON DATE OF
THOUSANDS                                                             RATE      DATE      PURCHASE        VALUE
------------------------------------------------------------------------------------------------------------------
 $ 4,250   Hilton Central School District, Ser 2008 RANs, dtd
             06/19/08.............................................    2.50%   10/15/08        1.85%   $  4,257,941
   4,000   Mount Pleasant Central School District, Ser 2008 TANs,
             dtd 06/27/08.........................................    2.75    11/03/08        1.90       4,011,434
   5,000   Nassau County, Ser 2007 B TANs, dtd 12/11/07...........    3.75    10/31/08        3.05       5,011,355
   4,500   Oneonta City School District, Ser 2008 RANs, dtd
             06/24/08.............................................    2.75    06/24/09        2.15       4,525,908
   5,694   Perry Central School District, Ser 2008 BANs, dtd
             06/23/08.............................................    3.00    06/23/09        2.05       5,746,137
                                                                                                      ------------
           Total New York Tax-Exempt Short-Term Municipal Notes and Bonds (Cost $40,648,446) ......     40,648,446
                                                                                                      ------------

           Total Investments (Cost $580,673,446) (c) .................................       100.1%    580,673,446

           Liabilities in Excess of Other Assets ......................................       (0.1)       (391,197)
                                                                                            ------    ------------

           Net Assets .................................................................      100.0%   $580,282,249
                                                                                           =======    ============




----------

  BANs   Bond Anticipation Notes.
  RANs   Revenue Anticipation Notes.
PUTTERs  Puttable Tax-Exempt Receipts.
  ROCs   Reset Option Certificates.
  TANs   Tax Anticipation Notes.
  (a)    Rate shown is the rate in effect at June 30, 2008.
  (b)    Date on which the principal amount can be recovered through demand.
  (c)    Cost is the same for federal income tax purposes.

Bond Insurance:
---------------
  FHA    Federal Housing Administration.
  FSA    Financial Security Assurance Inc.
  MBIA   Municipal Bond Investors Assurance Corporation.




                        See Notes to Financial Statements

Morgan Stanley New York Municipal Money Market Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30 2008 (unaudited)


Assets:
Investments in securities, at value
  (cost $580,673,446)..........................................  $580,673,446
Cash...........................................................        94,804
Interest receivable............................................       831,517
Prepaid expenses and other assets..............................        24,627
                                                                 ------------
  Total Assets................................................    581,624,394
                                                                 ------------
Liabilities:
Payable for:
  Shares of beneficial interest redeemed......................        962,821
  Investment advisory fee.....................................        200,689
  Distribution fee............................................         51,246
  Administration fee..........................................         25,623
  Transfer agent fee..........................................            233
Accrued expenses and other payables............................       101,533
                                                                 ------------
  Total Liabilities...........................................      1,342,145
                                                                 ------------
  Net Assets..................................................   $580,282,249
                                                                 ============
Composition of Net Assets:
Paid-in-capital................................................  $580,266,049
Accumulated undistributed net investment income................         3,368
Accumulated undistributed net realized gain....................        12,832
                                                                 ------------
  Net Assets..................................................   $580,282,249
                                                                 ============
Class R Shares:
Net Assets.....................................................  $109,477,790
Shares Outstanding (unlimited authorized, $.01 par value)......   109,471,170
  Net Asset Value Per Share...................................          $1.00
                                                                        =====
Class S Shares:
Net Assets.....................................................  $470,804,459
Shares Outstanding (unlimited authorized, $.01 par value)......   470,791,227
  Net Asset Value Per Share...................................          $1.00
                                                                        =====





                        See Notes to Financial Statements

Morgan Stanley New York Municipal Money Market Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended June 30, 2008 (unaudited)


Net Investment Income:
Income
Interest.........................................................  $3,727,647
Dividends from affiliate.........................................      75,251
                                                                   ----------
  Total Income..................................................    3,802,898
                                                                   ----------
Expenses
Investment advisory fee..........................................     821,027
Distribution fee.................................................     172,215
Administration fee...............................................      92,329
Professional fees................................................      32,416
Transfer agent fees and expenses.................................      22,908
Shareholder reports and notices..................................      21,317
Registration fees................................................      10,948
Custodian fees...................................................      10,246
Trustees' fees and expenses......................................       4,672
Other............................................................       7,170
                                                                   ----------
  Total Expenses................................................    1,195,248
Less: amounts waived.............................................     (83,183)
Less: expense offset.............................................      (5,762)
                                                                   ----------
  Net Expenses..................................................    1,106,303
                                                                   ----------
  Net Investment Income.........................................    2,696,595
  Net Realized Gain.............................................       12,797
                                                                   ----------
Net Increase.....................................................  $2,709,392
                                                                   ==========





                        See Notes to Financial Statements

Morgan Stanley New York Municipal Money Market Trust
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                      FOR THE SIX       FOR THE YEAR
                                                      MONTHS ENDED         ENDED
                                                     JUNE 30, 2008   DECEMBER 31, 2007
                                                     -------------   -----------------
                                                      (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income..............................   $  2,696,595      $  3,181,350
Net realized gain..................................         12,797             4,203
                                                      ------------      ------------
  Net Increase....................................       2,709,392         3,185,553
                                                      ------------      ------------
Dividends to Shareholders from Net Investment
  Income:
Class R shares.....................................       (754,485)       (2,381,385)
Class S shares.....................................     (1,938,783)         (800,525)*
                                                      ------------      ------------
  Total Dividends.................................      (2,693,268)       (3,181,910)
                                                      ------------      ------------
Net increase from transactions in shares of
  beneficial interest..............................    362,135,182       124,943,315
                                                      ------------      ------------
  Net Increase....................................     362,151,306       124,946,958
Net Assets:
Beginning of period................................    218,130,943        93,183,985
                                                      ------------      ------------
End of Period
(Including accumulated undistributed net investment
income of $3,368 and $41, respectively)............   $580,282,249      $218,130,943
                                                      ============      ============




----------
* Commenced September 17, 2007.


                        See Notes to Financial Statements

Morgan Stanley New York Municipal Money Market Trust
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2008 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley New York Municipal Money Market Trust (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek a high level of daily income which is exempt from federal and New York income tax, consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on December 28, 1989 and commenced operations on March 20, 1990.

The Fund offers two classes of shares, the Reserve Class ("Class R") and the AA Sweep Class ("Class S"). Class R shares are offered to the general public and Class S shares are offered exclusively to investors who have an Active Assets Account with Morgan Stanley & Co. Incorporated, an affiliate of Morgan Stanley Investment Advisors Inc (the "Investment Adviser"). The two classes have the same fees and expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act .

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on June 27, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable,

Morgan Stanley New York Municipal Money Market Trust
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2008 (UNAUDITED) continued


the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended June 30, 2008, remains subject to examination by taxing authorities.

E. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.225% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.20% to the portion of the daily net assets exceeding $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. ("the Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Investment Adviser has agreed to cap the Fund's operating expenses by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and the Administrator has agreed to waive the Fund's administrative fees, to the extent that such operating expenses exceed 0.60% of the average daily net assets of the Fund on an annualized basis.

Morgan Stanley New York Municipal Money Market Trust
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2008 (UNAUDITED) continued

3. Shareholder Service Plan
Pursuant to a Shareholder Service Plan (the "Plan"), the Fund may pay the Distributor as compensation for the provision of services to shareholders a service fee up to the rate of 0.15% on an annualized basis of the average daily net assets of the Fund.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended June 30, 2008, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Government
Portfolio -- Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Government Portfolio -- Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Government Portfolio -- Institutional Class. For the six months ended June 30, 2008, advisory fees paid were reduced by $3,413 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Government Portfolio -- Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $75,251 for the six months ended June 30, 2008. During the six months ended June 30, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Government Portfolio -- Institutional Class aggregated $41,300,000 and $41,300,000, respectively.

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended June 30, 2008, aggregated $3,082,072,203 and $2,719,123,797, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for

Morgan Stanley New York Municipal Money Market Trust
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2008 (UNAUDITED) continued


the six months ended June 30, 2008, included in Trustees' fees and expenses in the Statement of Operations amounted to $2,741. At June 30, 2008, the Fund had an accrued pension liability of $57,303 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                      FOR THE SIX       FOR THE YEAR
                                                      MONTHS ENDED         ENDED
                                                     JUNE 30, 2008   DECEMBER 31, 2007
                                                     -------------   -----------------
                                                      (unaudited)
CLASS R SHARES
Shares sold........................................    110,440,808       179,274,657
Shares issued in reinvestment of dividends.........        751,041         2,379,572
Shares redeemed....................................    (87,266,827)     (189,291,981)
                                                     -------------      ------------
Net increase (decrease) -- Class R.................     23,925,022        (7,637,752)
                                                     -------------      ------------
CLASS S SHARES*
Shares sold........................................  1,218,390,872       319,289,569
Shares issued in reinvestment of dividends.........      1,927,397           799,316
Shares redeemed....................................   (882,108,109)     (187,507,818)
                                                     -------------      ------------
Net increase -- Class S............................    338,210,160       132,581,067
                                                     -------------      ------------
Net increase in Fund...............................    362,135,182       124,943,315
                                                     =============      ============




----------
  * Commenced September 17, 2007.

6. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent and custodian.

Morgan Stanley New York Municipal Money Market Trust
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2008 (UNAUDITED) continued

7. Fair Valuation Measurements
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

     - Level 1 -- quoted prices in active markets for identical investments

     - Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

                                                  FAIR VALUE MEASUREMENTS AT JUNE 30, 2008 USING
                                               ---------------------------------------------------
                                                QUOTED PRICES IN      SIGNIFICANT      SIGNIFICANT
                                               ACTIVE MARKET FOR   OTHER OBSERVABLE   UNOBSERVABLE
                                                IDENTICAL ASSETS        INPUTS           INPUTS
                                    TOTAL          (LEVEL 1)           (LEVEL 2)        (LEVEL 3)
                                ------------   -----------------   ----------------   ------------

Investments in Securities.....  $580,673,446           --            $580,673,446           --
                                ------------                         ------------


Morgan Stanley New York Municipal Money Market Trust
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2008 (UNAUDITED) continued

8. Accounting Pronouncement
On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit- risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

Morgan Stanley New York Municipal Money Market Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                FOR THE SIX            FOR THE YEAR ENDED DECEMBER 31,
                                                MONTHS ENDED   -----------------------------------------------
                                               JUNE 30, 2008     2007      2006      2005      2004      2003
                                               -------------   -------   -------   -------   -------   -------
                                                (unaudited)

Class R Shares
Selected Per Share Data:

Net asset value, beginning of period.........        $1.00       $1.00     $1.00     $1.00     $1.00     $1.00
                                                     -----       -----     -----     -----     -----     -----

Net income from investment operations........        0.008       0.031     0.028     0.018     0.005     0.003

Less dividends from net investment income....       (0.008)     (0.031)   (0.028)   (0.018)   (0.005)   (0.003)
                                                   -------     -------   -------   -------   -------   -------

Net asset value, end of period...............        $1.00       $1.00     $1.00     $1.00     $1.00     $1.00
                                                     =====       =====     =====     =====     =====     =====

Total Return.................................         0.81%(2)    3.13%     2.86%     1.84%     0.55%     0.27%

Ratios to Average Net Assets(4):

Total expenses (before expense offset).......         0.60%(3)    0.61%(1)  0.60%     0.61%(1)  0.68%(1)  0.79%(1)

Net investment income........................         1.46%(3)    2.99%     2.84%     1.81%     0.55%     0.27%

Supplemental Data:
Net assets, end of period, in thousands......     $109,478     $85,548   $93,184   $65,107   $70,082   $68,086



----------

(1)  Does not reflect the effect of the expense offset of 0.01%.
(2)  Not annualized.
(3)  Annualized.
(4) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:



                       EXPENSE      NET INVESTMENT
PERIOD ENDED:           RATIO        INCOME RATIO
-------------          -------      --------------
June 30, 2008            0.64%           1.42%
December 31, 2007        0.77            2.83
December 31, 2006        0.89            2.55
December 31, 2005        0.86            1.56
December 31, 2004        0.86            0.37
December 31, 2003        0.80            0.26




                        See Notes to Financial Statements

Morgan Stanley New York Municipal Money Market Trust
FINANCIAL HIGHLIGHTS continued

                                                                  FOR THE PERIOD
                                                FOR THE SIX    SEPTEMBER 17, 2007*
                                                MONTHS ENDED         THROUGH
                                               JUNE 30, 2008    DECEMBER 31, 2007
                                               -------------   -------------------
                                                (unaudited)

Class S Shares
Selected Per Share Data:

Net asset value, beginning of period.........        $1.00              $1.00
                                                     -----              -----

Net income from investment operations........        0.008              0.008

Less dividends from net investment income....       (0.008)            (0.008)
                                                   -------            -------

Net asset value, end of period...............        $1.00              $1.00
                                                     =====              =====

Total Return.................................         0.81%(2)           0.83%(2)

Ratios to Average Net Assets(4):

Total expenses (before expense offset).......         0.60%(3)           0.61%(1)(3)

Net investment income........................         1.46%(3)           2.99%(3)

Supplemental Data:
Net assets, end of period, in thousands......     $470,804           $132,583



----------

 *   Commencement of operations.
(1)  Does not reflect the effect of the expense offset of 0.01%.
(2)  Not annualized.
(3)  Annualized.
(4) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:



                       EXPENSE      NET INVESTMENT
PERIOD ENDED:           RATIO        INCOME RATIO
-------------          -------      --------------
June 30, 2008            0.64%           1.42%
December 31, 2007        0.77            2.83




                        See Notes to Financial Statements

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

Kevin Klingert
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

COUNSEL TO THE INDEPENDENT TRUSTEES

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statement included herein have been taken from the records of the fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.


(c) 2008 Morgan Stanley

[MORGAN STANLEY LOGO]

                                                           [MORGAN STANLEY LOGO]

INVESTMENT MANAGEMENT
Morgan Stanley
New York Municipal Money Market Trust




DWNSAN
IU08-04380P-Y06/08

Item 1 - Report to Shareholders

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Municipal Money Market Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 15, 2008

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 15, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 15, 2008

                                       3